Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000011076
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Investor
Trading Symbol	MPIXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.41%	2.56%	1.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 179,484,588
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,484,588
Number of Holdings	1

C000011077
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Service
Trading Symbol	MPSXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$194	1.92%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.92%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	2.39%	1.87%	0.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 179,484,588
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,484,588
Number of Holdings	1

C000226848
Shareholder Report [Line Items]
Fund Name	ProFund Access VP High Yield
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$172	1.67%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.67%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.24%	2.85%	3.92%
Markit iBoxx $ Liquid High Yield Index	8.83%	4.34%	6.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 12,915,864
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 105,369
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,915,864
Number of Holdings*	5
Net Investment Advisory Fees	$105,369
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011079
Shareholder Report [Line Items]
Fund Name	ProFund VP Asia 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.12%	-2.31%	5.18%
ProFunds Asia 30 Index®	24.03%	-2.83%	4.84%
MSCI AC Asia Pacific Free Excluding Japan Index	29.57%	4.19%	8.47%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 19,242,410
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 137,785
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,242,410
Number of Holdings*	30
Net Investment Advisory Fees	$137,785
Portfolio Turnover	249%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.1%
ASE Technology Holding Co., Ltd.	5.9%
HDFC Bank, Ltd.	5.7%
BHP Group, Ltd.	5.1%
ICICI Bank, Ltd.	4.3%

C000011091
Shareholder Report [Line Items]
Fund Name	ProFund VP Banks
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$177	1.68%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.53%	9.89%	8.26%
S&P Banks Select Industry Index	12.71%	11.10%	8.97%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 4,448,254
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 33,396
InvestmentCompanyPortfolioTurnover	1125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,448,254
Number of Holdings*	107
Net Investment Advisory Fees	$33,396
Portfolio Turnover	1125%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
NMI Holdings, Inc. - Class A	1.1%
Popular, Inc.	1.1%
Jackson Financial, Inc. - Class A	1.1%

C000011086
Shareholder Report [Line Items]
Fund Name	ProFund VP Bear
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$156	1.68%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-14.47%	-11.20%	-13.49%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 1,288,220
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 18,334
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,288,220
Number of Holdings*	5
Net Investment Advisory Fees	$18,334
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011092
Shareholder Report [Line Items]
Fund Name	ProFund VP Biotechnology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$186	1.59%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.59%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	34.03%	9.50%	7.41%
S&P Biotechnology Select Industry Index	35.98%	-2.57%	5.91%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 41,265,252
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 252,156
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$41,265,252
Number of Holdings*	152
Net Investment Advisory Fees	$252,156
Portfolio Turnover	222%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amicus Therapeutics, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.4%
Travere Therapeutics, Inc.	1.4%
BioMarin Pharmaceutical, Inc.	1.4%
Cytokinetics, Inc.	1.3%

C000011088
Shareholder Report [Line Items]
Fund Name	ProFund VP Bull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$181	1.68%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	15.56%	12.18%	12.55%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 54,160,298
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 416,081
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,160,298
Number of Holdings*	509
Net Investment Advisory Fees	$416,081
Portfolio Turnover	136%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.3%

C000011107
Shareholder Report [Line Items]
Fund Name	ProFund VP Communication Services
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$186	1.68%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	20.91%	14.55%	8.97%
S&P Communication Services Select Sector Index	23.08%	12.93%	14.77%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 14,258,925
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 98,788
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,258,925
Number of Holdings*	28
Net Investment Advisory Fees	$98,788
Portfolio Turnover	414%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	19.1%
Alphabet, Inc. - Class A	10.3%
Alphabet, Inc. - Class C	8.2%
Netflix, Inc.	5.3%
Comcast Corp. - Class A	4.7%

C000011094
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Discretionary
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.51%	5.53%	10.01%
S&P Consumer Discretionary Select Sector Index	7.45%	9.20%	13.15%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 19,601,435
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 159,669
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,601,435
Number of Holdings*	53
Net Investment Advisory Fees	$159,669
Portfolio Turnover	223%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	22.7%
Tesla, Inc.	20.6%
The Home Depot, Inc.	5.6%
McDonald's Corp.	4.4%
Booking Holdings, Inc.	3.9%

C000011095
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Staples
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$168	1.68%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.17%	0.62%	5.67%
S&P Consumer Staples Select Sector Index	1.61%	5.70%	7.35%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,407,726
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 74,875
InvestmentCompanyPortfolioTurnover	361.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,407,726
Number of Holdings*	41
Net Investment Advisory Fees	$74,875
Portfolio Turnover	361%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	11.2%
Costco Wholesale Corp.	8.7%
The Procter & Gamble Co.	7.7%
The Coca-Cola Co.	6.2%
Philip Morris International, Inc.	5.7%

C000032805
Shareholder Report [Line Items]
Fund Name	ProFund VP Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$167	1.57%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.57%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.12%	8.86%	10.16%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 357,200
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,711
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$357,200
Number of Holdings*	5
Net Investment Advisory Fees	$2,711
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024086
Shareholder Report [Line Items]
Fund Name	ProFund VP Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$198	1.68%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	36.13%	3.07%	8.66%
S&P® Emerging 50 ADR Index (USD)	38.66%	4.81%	10.36%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 35,841,769
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 218,612
InvestmentCompanyPortfolioTurnover	951.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,841,769
Number of Holdings*	56
Net Investment Advisory Fees	$218,612
Portfolio Turnover	951%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.8%
Alibaba Group Holding, Ltd.	16.4%
HDFC Bank, Ltd.	6.5%
PDD Holdings, Inc.	4.2%
ICICI Bank, Ltd.	4.0%

C000011096
Shareholder Report [Line Items]
Fund Name	ProFund VP Energy
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.86%	21.01%	5.88%
S&P Energy Select Sector Index	8.03%	23.43%	8.42%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 30,853,728
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 284,917
InvestmentCompanyPortfolioTurnover	1360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,853,728
Number of Holdings*	27
Net Investment Advisory Fees	$284,917
Portfolio Turnover	1360%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	23.1%
Chevron Corp.	17.2%
ConocoPhillips	6.9%
The Williams Cos., Inc.	4.5%
SLB, Ltd.	4.0%

C000011080
Shareholder Report [Line Items]
Fund Name	ProFund VP Europe 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$193	1.68%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.59%	12.78%	8.01%
ProFunds Europe 30 Index®	27.81%	11.03%	6.28%
S&P Global 1200 Index	22.99%	12.79%	12.85%
STOXX Europe 50® Index	33.10%	11.67%	8.69%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 17,291,077
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 120,507
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,291,077
Number of Holdings*	30
Net Investment Advisory Fees	$120,507
Portfolio Turnover	195%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
HSBC Holdings PLC	5.9%
SAP SE	5.5%
Novo Nordisk A/S	5.3%
ASML Holding N.V.	5.2%
Shell PLC	5.0%

C000012425
Shareholder Report [Line Items]
Fund Name	ProFund VP Falling U.S. Dollar
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$177	1.68%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.81%	-1.85%	-1.14%
ICE® U.S. Dollar Index	-9.37%	1.80%	-0.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 667,595
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$667,595
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011097
Shareholder Report [Line Items]
Fund Name	ProFund VP Financials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$179	1.68%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.90%	12.77%	11.04%
S&P Financial Select Sector Index	15.02%	15.27%	13.18%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 39,033,288
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 279,219
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,033,288
Number of Holdings*	82
Net Investment Advisory Fees	$279,219
Portfolio Turnover	436%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.5%
JPMorgan Chase & Co.	10.9%
Visa, Inc. - Class A	7.4%
MasterCard, Inc. - Class A	5.8%
Bank of America Corp.	4.6%

C000011112
Shareholder Report [Line Items]
Fund Name	ProFund VP Government Money Market
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.27%	2.54%	1.39%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 28,123,222
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 150,732
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,123,222
Number of Holdings*	13
Net Investment Advisory Fees	$150,732

C000011098
Shareholder Report [Line Items]
Fund Name	ProFund VP Health Care
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$179	1.68%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.56%	5.50%	8.02%
S&P Health Care Select Sector Index	14.60%	8.21%	9.91%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 34,558,480
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 257,501
InvestmentCompanyPortfolioTurnover	511.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,558,480
Number of Holdings*	65
Net Investment Advisory Fees	$257,501
Portfolio Turnover	511%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	14.9%
Johnson & Johnson	8.7%
AbbVie, Inc.	7.0%
UnitedHealth Group, Inc.	5.2%
Merck & Co., Inc.	4.6%

C000011100
Shareholder Report [Line Items]
Fund Name	ProFund VP Industrials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$182	1.68%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	17.25%	9.11%	11.45%
S&P Industrials Select Sector Index	19.42%	13.66%	13.46%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,749,594
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 132,986
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,749,594
Number of Holdings*	86
Net Investment Advisory Fees	$132,986
Portfolio Turnover	279%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	6.7%
Caterpillar, Inc.	5.6%
RTX Corp.	5.1%
GE Vernova, Inc.	3.7%
The Boeing Co.	3.5%

C000024087
Shareholder Report [Line Items]
Fund Name	ProFund VP International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$191	1.68%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	27.97%	6.29%	5.60%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 14,288,000
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 100,374
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,288,000
Number of Holdings*	5
Net Investment Advisory Fees	$100,374
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011101
Shareholder Report [Line Items]
Fund Name	ProFund VP Internet
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.13%	3.71%	12.40%
Dow Jones Internet Composite℠ Index	11.15%	5.38%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 13,233,688
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 103,216
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,233,688
Number of Holdings*	46
Net Investment Advisory Fees	$103,216
Portfolio Turnover	47%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	10.0%
Amazon.com, Inc.	9.8%
Netflix, Inc.	8.2%
Cisco Systems, Inc.	6.3%
Alphabet, Inc. - Class A	5.3%

C000011081
Shareholder Report [Line Items]
Fund Name	ProFund VP Japan
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$194	1.68%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	30.69%	14.99%	11.39%
Nikkei 225 Stock Average - USD	29.32%	5.94%	9.51%
Nikkei 225 Stock Average - JPY	28.65%	15.10%	12.38%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 13,823,212
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 89,084
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,823,212
Number of Holdings*	5
Net Investment Advisory Fees	$89,084
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011114
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$185	1.68%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.96%	13.07%	14.95%
S&P 500® Growth Index	22.18%	15.04%	16.99%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 39,000,182
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 251,999
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,000,182
Number of Holdings*	145
Net Investment Advisory Fees	$251,999
Portfolio Turnover	121%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.5%
Microsoft Corp.	11.5%
Apple, Inc.	6.4%
Alphabet, Inc. - Class A	5.8%
Broadcom, Inc.	5.2%

C000011113
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$178	1.68%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.37%	11.09%	9.89%
S&P 500® Value Index	13.19%	12.96%	11.73%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 15,504,929
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 112,939
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,504,929
Number of Holdings*	452
Net Investment Advisory Fees	$112,939
Portfolio Turnover	146%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.4%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Tesla, Inc.	1.7%

C000011093
Shareholder Report [Line Items]
Fund Name	ProFund VP Materials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$175	1.68%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	8.05%	6.41%	8.42%
S&P Materials Select Sector Index	10.02%	6.75%	9.88%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 11,523,235
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 96,330
InvestmentCompanyPortfolioTurnover	653.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,523,235
Number of Holdings*	31
Net Investment Advisory Fees	$96,330
Portfolio Turnover	653%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	13.5%
Newmont Corp.	7.4%
CRH PLC	5.7%
The Sherwin-Williams Co.	5.1%
Freeport-McMoRan, Inc.	5.0%

C000012418
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.78%	6.63%	8.22%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,433,886
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 74,407
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,433,886
Number of Holdings*	5
Net Investment Advisory Fees	$74,407
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011116
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.67%	5.32%	8.63%
S&P MidCap 400® Growth Index	7.46%	7.12%	10.44%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 13,593,292
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 93,433
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,593,292
Number of Holdings*	242
Net Investment Advisory Fees	$93,433
Portfolio Turnover	100%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.8%
Lumentum Holdings, Inc.	1.6%
Flex, Ltd.	1.4%
Twilio, Inc. - Class A	1.3%

C000011115
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.84%	9.19%	8.92%
S&P MidCap 400® Value Index	7.58%	11.01%	10.69%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,292,962
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 77,890
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,292,962
Number of Holdings*	312
Net Investment Advisory Fees	$77,890
Portfolio Turnover	158%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Jones Lang LaSalle, Inc.	1.0%
Annaly Capital Management, Inc.	1.0%
Reliance, Inc.	0.9%
Pinnacle Financial Partners, Inc.	0.9%

C000011110
Shareholder Report [Line Items]
Fund Name	ProFund VP Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$184	1.68%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	18.62%	12.94%	17.28%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 169,793,854
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,184,020
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,793,854
Number of Holdings*	106
Net Investment Advisory Fees	$1,184,020
Portfolio Turnover	16%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.1%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.8%
Tesla, Inc.	3.0%

C000011102
Shareholder Report [Line Items]
Fund Name	ProFund VP Pharmaceuticals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$193	1.68%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.34%	5.70%	5.37%
S&P Pharmaceuticals Select Industry Index	31.56%	2.64%	1.86%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,403,584
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 67,815
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,403,584
Number of Holdings*	64
Net Investment Advisory Fees	$67,815
Portfolio Turnover	143%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Axsome Therapeutics, Inc.	2.2%
Nuvation Bio, Inc.	2.1%
Xeris Biopharma Holdings, Inc.	2.1%
MBX Biosciences, Inc.	2.0%
EyePoint Pharmaceuticals, Inc.	2.0%

C000011103
Shareholder Report [Line Items]
Fund Name	ProFund VP Precious Metals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$294	1.68%

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	150.31%	17.01%	18.89%
Dow Jones Precious Metals℠ Index	157.49%	20.15%	22.04%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 65,507,525
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 320,229
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,507,525
Number of Holdings*	5
Net Investment Advisory Fees	$320,229
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011104
Shareholder Report [Line Items]
Fund Name	ProFund VP Real Estate
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$169	1.68%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.63%	2.85%	3.95%
S&P Real Estate Select Sector Index	2.70%	5.57%	6.37%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,082,961
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 43,356
InvestmentCompanyPortfolioTurnover	1433.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,082,961
Number of Holdings*	36
Net Investment Advisory Fees	$43,356
Portfolio Turnover	1433%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	9.1%
American Tower Corp. - Class A	6.3%
Equinix, Inc.	5.8%
Simon Property Group, Inc.	4.6%

C000011111
Shareholder Report [Line Items]
Fund Name	ProFund VP Rising Rates Opportunity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.67%	14.28%	0.27%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	3.60%	-9.23%	-0.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 5,271,232
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 56,099
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,271,232
Number of Holdings*	5
Net Investment Advisory Fees	$56,099
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011105
Shareholder Report [Line Items]
Fund Name	ProFund VP Semiconductor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$198	1.64%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.64%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	41.70%	34.17%	30.80%
Dow Jones U.S. Semiconductors℠ Index	44.50%	36.56%	33.10%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 72,686,006
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 529,327
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$72,686,006
Number of Holdings*	40
Net Investment Advisory Fees	$529,327
Portfolio Turnover	353%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.9%
Advanced Micro Devices, Inc.	1.9%
Micron Technology, Inc.	1.7%
Lam Research Corp.	1.2%

C000033012
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$143	1.50%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.50%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-9.25%	-7.94%	-11.90%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,882
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 59
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,882
Number of Holdings*	5
Net Investment Advisory Fees	$59
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
C000024064
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$146	1.68%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-26.15%	-6.13%	-12.36%
S&P® Emerging 50 ADR Index (USD)	38.66%	4.81%	10.36%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 682,799
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,648
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$682,799
Number of Holdings*	5
Net Investment Advisory Fees	$2,648
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024065
Shareholder Report [Line Items]
Fund Name	ProFund VP Short International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$146	1.63%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.63%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-20.81%	-6.46%	-8.23%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 1,825,166
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,858
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,825,166
Number of Holdings*	5
Net Investment Advisory Fees	$11,858
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011087
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$164	1.68%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.51%	-7.65%	-11.55%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 77,948
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 620
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$77,948
Number of Holdings*	5
Net Investment Advisory Fees	$620
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011090
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$156	1.69%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.69%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-15.80%	-13.57%	-18.48%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 1,709,928
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 16,176
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,709,928
Number of Holdings*	5
Net Investment Advisory Fees	$16,176
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011089
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$160	1.68%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-10.08%	-6.50%	-11.77%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 727,533
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,643
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$727,533
Number of Holdings*	5
Net Investment Advisory Fees	$9,643
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011099
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$177	1.68%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.86%	4.23%	7.63%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,833,152
Holdings Count | Holding	1,964
Advisory Fees Paid, Amount	$ 45,961
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,833,152
Number of Holdings*	1,964
Net Investment Advisory Fees	$45,961
Portfolio Turnover	13%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Bloom Energy Corp. - Class A	0.4%
Fabrinet	0.4%
IonQ, Inc.	0.3%
EchoStar Corp. - Class A	0.3%

C000011078
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.62%	3.79%	7.98%
S&P SmallCap 600® Growth Index	5.37%	5.53%	9.82%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 15,607,496
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 119,567
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,607,496
Number of Holdings*	339
Net Investment Advisory Fees	$119,567
Portfolio Turnover	57%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Armstrong World Industries, Inc.	1.1%
InterDigital, Inc.	1.1%
Sanmina Corp.	1.1%
CareTrust REIT, Inc.	1.1%

C000011117
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.00%	7.17%	7.81%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 18,863,216
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 113,688
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,863,216
Number of Holdings*	465
Net Investment Advisory Fees	$113,688
Portfolio Turnover	115%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
LKQ Corp.	1.1%
Lincoln National Corp.	1.0%
Eastman Chemical Co.	1.0%
Jackson Financial, Inc. - Class A	1.0%
CarMax, Inc.	0.8%

C000011106
Shareholder Report [Line Items]
Fund Name	ProFund VP Technology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$175	1.57%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.57%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.60%	15.01%	20.16%
S&P Technology Select Sector Index	24.72%	18.24%	22.52%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 47,981,002
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 383,368
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,981,002
Number of Holdings*	75
Net Investment Advisory Fees	$383,368
Portfolio Turnover	176%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.6%
Apple, Inc.	12.9%
Microsoft Corp.	11.6%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc. - Class A	3.4%

C000011082
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraBull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.38%	19.82%	20.95%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 22,714,111
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 205,712
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,714,111
Number of Holdings*	510
Net Investment Advisory Fees	$205,712
Portfolio Turnover	65%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.3%

C000011083
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraMid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.20%	7.98%	11.51%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,324,753
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 64,362
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,324,753
Number of Holdings*	406
Net Investment Advisory Fees	$64,362
Portfolio Turnover	39%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.6%
Lumentum Holdings, Inc.	0.6%
Flex, Ltd.	0.5%
Twilio, Inc. - Class A	0.5%

C000011085
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraNasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$193	1.68%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.25%	18.60%	29.22%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 304,432,322
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,922,852
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,432,322
Number of Holdings*	106
Net Investment Advisory Fees	$1,922,852
Portfolio Turnover	26%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.5%
Tesla, Inc.	2.9%

C000032809
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$139	1.57%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.57%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-22.79%	-18.52%	-25.72%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 6,341
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 38
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,341
Number of Holdings*	3
Net Investment Advisory Fees	$38
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012429
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$140	1.68%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-33.04%	-29.97%	-37.40%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 184,472
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 16,244
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$184,472
Number of Holdings*	5
Net Investment Advisory Fees	$16,244
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011084
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraSmall-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$179	1.68%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.93%	1.23%	8.81%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 14,829,450
Holdings Count | Holding	1,966
Advisory Fees Paid, Amount	$ 82,693
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,829,450
Number of Holdings*	1,966
Net Investment Advisory Fees	$82,693
Portfolio Turnover	28%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Bloom Energy Corp. - Class A	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
EchoStar Corp. - Class A	0.4%

C000011109
Shareholder Report [Line Items]
Fund Name	ProFund VP U.S. Government Plus
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.17%	-13.73%	-3.45%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	3.60%	-9.23%	-0.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 5,651,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 31,154
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,651,558
Number of Holdings*	6
Net Investment Advisory Fees	$31,154
Portfolio Turnover	394%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011108
Shareholder Report [Line Items]
Fund Name	ProFund VP Utilities
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$180	1.68%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	13.98%	7.78%	8.61%
S&P Utilities Select Sector Index	16.04%	9.73%	10.61%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 32,482,914
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 257,606
InvestmentCompanyPortfolioTurnover	800.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,482,914
Number of Holdings*	36
Net Investment Advisory Fees	$257,606
Portfolio Turnover	800%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
Constellation Energy Corp.	8.3%
The Southern Co.	7.2%
Duke Energy Corp.	6.8%
American Electric Power Co., Inc.	4.6%